CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 62	$ 5,849	$ 1,432
Other comprehensive income, net
Currency translation adjustments			429
Net unrealized gain (losses) from derivatives	174	(5)
Reclassification adjustments for gains from derivatives included in net income	(243)	1
Total other comprehensive income (loss)	(69)	(4)	429
Total comprehensive income (loss)	$ (7)	$ 5,845	$ 1,861